Income Taxes - Schedule of Provision For Income Tax Rate Reconciliation (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Canadian statutory income tax rate	23.30%	23.20%	23.20%
Income tax provision at statutory rate	$ 2,364	$ 3,180	$ 2,298
UK PRT and other taxes	(255)	(467)	(21)
Impact of UK PRT and other taxes on corporate income tax	105	190	11
Foreign and domestic tax rate differentials	(104)	(203)	(11)
Non-taxable portion of capital gains	(35)	65	(26)
Stock options exercised for common shares	91	159	98
Non-taxable gain on corporate acquisitions	0	0	(110)
Revisions arising from prior year tax filings	(174)	(186)	16
Change in unrecognized capital loss carryforward asset	(35)	65	(26)
Other	(25)	(36)	18
Income tax	$ 1,932	$ 2,767	$ 2,247